SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions	1 Months Ended			6 Months Ended
	Oct. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jul. 01, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Shares issued (in shares)				31,032,865	11,694,574
Ordinary shares issued (in shares)				198,375,854	98,206,287		112,342,989	86,511,713
Subsequent Event [Member]
Subsequent Event [Line Items]
number of shares allocated as part of merger agreement						2.55
Ordinary shares issued (in shares)						782,000,000
Subsequent Event [Member] | Frontline 2012 [Member]
Subsequent Event [Line Items]
Number of shares in Frontline 2012 giving rights to 2.55 shares in Frontline as part of the merger agreement						1
Subsequent Event [Member] | Frontline 2012 Ltd [Member]
Subsequent Event [Line Items]
Shares issued (in shares)			584,000,000
Subsequent Event [Member] | Front Glory [Domain] | Ship Finance International Limited [Member]
Subsequent Event [Line Items]
Related party, Lease termination payments received		$ 2.2
Subsequent Event [Member] | Front Splendour [Domain] | Ship Finance International Limited [Member]
Subsequent Event [Line Items]
Related party, Lease termination payments received	$ 1.3